Cover	Apr. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56821
Entity Registrant Name	Ionetix Corp / DE /
Entity Central Index Key	0002108121
Entity Tax Identification Number	41-2828779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3130 Sovereign Drive
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48911
City Area Code	517
Local Phone Number	252-4069
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	JDEV Acquisition Corp.